GAIN ON SALE OF SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations	At the time of disposal on December 31, 2020, the consolidated net assets held by River Box were as follows:

(in thousands of $)	2020
Cash and cash equivalents	2,859
Investments in sales-type and direct financing leases	540,908
Finance lease liability	(464,740)
Long-term loan from related party	(45,000)
Other current liabilities	(2,861)
Net assets	31,166
At the time of disposal on December 31, 2018, net assets held by Rig Finance were as follows:

(in thousands of $)	2018
Cash and cash equivalents	915
Vessel and equipment, net	76,875
Charter deposit	(913)
Other current liabilities	(90)
Net assets	76,787